Prepaid Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Prepaid Expenses
Schedule of Prepaid Expenses

Prepaid expenses as of September 30, 2026 and December 31, 2025 consist of the following:

	September 30, 2026	December 31, 2025
Insurance	$819,906	$791,423
Consulting	135,130	325,100
Others	236,506	160,206
Prepaid expenses	1,191,542	1,276,729
Less: Current portion	1,029,042	862,400
Total non-current portion	$162,500	$414,329

Prepaid expenses as of December 31, 2025 and December 31, 2024 consists of the following:

	Year Ended December 31,
	2025	2024
Insurance	$791,423	$808,480
Consulting	325,100	-
Marketing	-	91,667
Others	160,206	171,889
	1,276,729	1,072,036
Less: Current portion	862,400	659,536
Total non-current portion	$414,329	$412,500